Other Assets and Other Liabilities	12 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets and Other Liabilities

9. Other Assets and Other Liabilities

The following table details the components of other assets:

(Dollars in thousands)	March 31, 2024	March 31, 2023
Promissory note receivable	$5,515	$5,104
Allowance for promissory note receivable and other receivables	(5,515)	—
Prepaid expenses	4,054	2,329
Loan fee receivable	2,932	—
Insurance reimbursable receivable	2,840	3,211
Fixed assets (Note 7)	2,328	4,344
Distribution receivables	—	5,891
Deferred costs of equity offering	343	7,778
Related party receivables	—	17,795
Allowance for related party receivables	—	(15,600)
Other assets	2,202	2,051
Total Other assets, net	$14,699	$32,903

Related Party Receivables

Related party receivables consisted of amounts owed to the Company in connection with the Shared Services Agreement with GWG Holdings discussed in Note 16. The Shared Services Agreement terminated upon the execution of GWG Holdings’ bankruptcy plan on August 1, 2023. As of March 31, 2024 and 2023, reserves related to these receivables were nil and $15.6 million, respectively. As a result of the termination of the Shared Services Agreement, receivables and related allowance of $15.6 million were written off during the year ended March 31, 2024.

Promissory Note Receivable

There are amounts due under two promissory note agreements for funds advanced outside of our normal liquidity arrangements with and original principal balances of $2.5 million and $0.9 million as of March 31, 2024 and 2023. The $2.5 million note bears interest at 9.0% per annum and was paid-in-kind by adding to the outstanding principal. The $0.9 million note bears interest at the lesser of 18% or the mid-term federal rate (360 day year) and was paid-in-kind by adding to the outstanding principal. The interest rate was 5.00% per annum as of March 31, 2024 and 5.00% per annum as of March 31, 2023. Both promissory note agreements matured in April 2024. The Company is negotiating with the counterparty on potentially extending these note agreements or otherwise coming to a resolution on these outstanding balances. The notes may be prepaid at any time without penalty. Mandatory prepayments are required if certain conditions are met. Total principal and interest due for both promissory notes as of March 31, 2024 and 2023 was $5.5 million and $5.1 million, respectively. As of March 31, 2024 and 2023, reserves related to these receivables were $5.5 million and nil, respectively.

The following table details the components of other liabilities:

(Dollars in thousands)	March 31, 2024	March 31, 2023
Interest commitments	$18,243	$13,499
Accrued interest on debt due to related parties	9,740	—
Deferred upfront fees	2,717	—
Other	1,027	1,123
Total Other liabilities	$31,727	$14,622

Interest Commitments

The primary closing conditions of the Company’s formative transactions consisted of (i) MHT Financial entering into purchase and sale agreements with certain counterparties, which were owners of alternative asset funds to acquire their portfolios of alternative assets (collectively, the “Formative Transactions Exchange Portfolio”) in exchange for agreed upon consideration and (ii) MHT Financial’s subsequent contribution of the Formative Transactions Exchange Portfolio into the custody of certain constituent trusts (each a “Custody Trust”) of the ExAlt PlanTM (as structured for the formative transactions, the “Formative ExAlt PlanTM”) in exchange for Common Units of Ben and debt and equity securities of GWG Holdings of an agreed upon value issued to certain other constituent trusts of the Formative ExAlt PlanTM of which MHT Financial was named the sole beneficiary (such trusts, the “2017-18 Exchange Trusts”). In connection with these formative transactions and related closing conditions, the Company agreed with certain other sellers to MHT Financial to accrue interest beginning on August 10, 2018, at a rate of 1-month London Interbank Offered Rate (“LIBOR”) plus 3.95% for thirty percent of the value of the Ben Common Units held by these 2017-18 Exchange Trusts until such time that these 2017-18 Exchange Trusts liquidate their holdings of Ben Common Units. The Company does not have an obligation to repurchase or redeem the Ben Common Units held by the 2017-18 Exchange Trusts. Interest expense of $4.7 million and $3.6 million was recognized during the years ended March 31, 2024 and 2023, respectively. Accrued interest on this commitment is reflected in other liabilities. No amount of accrued interest has been paid through March 31, 2024.